LIABILITIES FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
LIABILITIES FROM FINANCING ACTIVITIES
Schedule of reconciliation of the balances of liabilities from financing activities

The following table presents the reconciliation of the balances of liabilities from financing activities as of December 31, 2020 and 2019:

			Non-cash changes
	Balanceasof		Foreign
	January 1, 2020	Cash flows	currency	Interests	Other	Balance as of
			translation	accrued	movements	December 31, 2020
			adjustment
	In millions of COP
Liabilities from financing activities
Repurchase agreements and other similar secured borrowing	1,313,737	903,120	(694)	-	-	2,216,163
Borrowings from other financial institutions(1)(2)	13,959,343	(4,137,376)	837,779	527,825	14,555	11,202,126
Debt instruments in issue(1)	19,921,515	(2,608,701)	759,790	1,053,989	-	19,126,593
Preferred shares(3)	584,204	(57,701)	-	57,701	-	584,204
Total liabilities from financing activities	35,778,799	(5,900,658)	1,596,875	1,639,515	14,555	33,129,086
(1)

The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 553,125 and COP 992,952, respectively, which are classified as cash flows from operating activities in the consolidated statement of cash flow.

(2)

Borrowings from other financial institutions cash flows include COP 1,117,680 related to acquisition of 40% of interest in Grupo Agromercantil Holding (GAH), which are classified as cash flows from operating activities in the consolidated statement of cash flow.

(3)

The cash flow amounting to COP 57,701 corresponds to the fixed minimum dividend paid to the preferred shares' holders and is included in the line "dividends paid" of the consolidated statement of cash flow, which includes the divideds paid during the year to both preferred and common shares holders.

			Non-cash changes
	Balanceasof		Foreign
	January 1, 2019	Cash flows	currency	Interests	Other	Balance as of
			translation	accrued	movements	December 31, 2019
			adjustment
	In millions of COP
Liabilities from financing activities
Repurchase agreements and other similar secured borrowing	2,315,555	(1,002,196)	378	-	-	1,313,737
Borrowings from other financial institutions(1)	16,337,964	(3,219,257)	132,959	625,834	81,843	13,959,343
Debt instruments in issue(1)	20,287,233	(1,657,913)	127,387	1,164,808	-	19,921,515
Preferred shares(3)	583,997	(57,701)	-	57,908	-	584,204
Total liabilities from financing activities	39,524,749	(5,937,067)	260,724	1,848,550	81,843	35,778,799
(1)

The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 594,851 and COP 1,181,131, respectively, which are classified as cash flows from operating activities in the consolidated statement of cash flow.

(2)

The cash flow amounting to COP 57,701 corresponds to the fixed minimum dividend paid to the preferred shares' holders and is included in the line "dividends paid" of the consolidated statement of cash flow, which includes the divideds paid during the year to both preferred and common shares holders.